Distribution Date:	08/17/26	WFRBS Commercial Mortgage Trust 2014-C20
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C20
July 2026 Revision
Trimont provided revised reporting to reallocate liquidation proceeds from ASER & Special Servicing Fee recoveries to Principal Proceeds

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	General Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	15		General	(305) 229-6465
Historical Detail	16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	17	Trust Advisor	Pentalpha Surveillance LLC
			Attention: WFRBS 2014-C20 Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	18
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	20		Bank, N.A.
Modified Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	25		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890FAQ9	1.283000%	70,328,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890FAR7	3.036000%	95,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890FAS5	3.635000%	45,543,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890FAT3	3.723000%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92890FAU0	3.995000%	312,986,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890FAV8	3.638000%	101,757,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92890FBB1	4.176000%	52,584,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.00%
A-SFL	92890FBD7	4.176000%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.00%
A-SFX	92890FBG0	4.176000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.00%
B	92890FAY2	4.378000%	95,440,000.00	45,697,330.08	0.00	0.00	0.00	0.00	0.00	45,697,330.08	69.08%	17.38%
C	92890FAZ9	4.513000%	45,373,000.00	45,373,000.00	0.00	0.00	0.00	0.00	0.00	45,373,000.00	38.39%	13.75%
D	92890FAC0	3.986000%	82,923,000.00	56,742,694.54	0.00	0.00	0.00	0.00	0.00	56,742,694.54	0.00%	7.13%
E	92890FAE6	3.250000%	32,857,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.50%
F	92890FAG1	3.250000%	18,775,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
G	92890FAJ5	3.250000%	37,550,501.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890FAL0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,251,672,503.01	147,813,024.62	0.00	0.00	0.00	0.00	0.00	147,813,024.62

X-A	92890FAW6	4.750771%	938,754,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92890FAX4	0.481813%	223,736,000.00	147,813,024.62	0.00	0.00	0.00	0.00	0.00	147,813,024.62
X-C	92890FAA4	4.750771%	89,182,501.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,251,672,501.00	147,813,024.62	0.00	0.00	0.00	0.00	0.00	147,813,024.62

Deal Distribution Total					0.00	0.00	0.00	0.00	0.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890FAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92890FAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890FAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92890FBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SFL	92890FBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SFX	92890FBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92890FAY2	478.80689522	0.00000000	0.00000000	1.74684713	1.74684713	0.00000000	0.00000000	0.00000000	478.80689522
C	92890FAZ9	1,000.00000000	0.00000000	0.00000000	3.76083331	3.76083331	0.00000000	0.00000000	0.00000000	1,000.00000000
D	92890FAC0	684.28173776	0.00000000	0.00000000	2.27295587	161.37220554	0.00000000	0.00000000	0.00000000	684.28173776
E	92890FAE6	0.00000000	0.00000000	0.00000000	0.00000000	97.50000183	0.00000000	0.00000000	0.00000000	0.00000000
F	92890FAG1	0.00000000	0.00000000	0.00000000	0.00000000	97.50000320	0.00000000	0.00000000	0.00000000	0.00000000
G	92890FAJ5	0.00000000	0.00000000	0.00000000	0.00000000	82.19741356	0.00000000	0.00000000	0.00000000	0.00000000
V	92890FAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890FAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92890FAX4	660.65820708	0.00000000	0.00000000	0.26526125	0.26526125	0.00000000	0.00000000	0.00000000	660.65820708
X-C	92890FAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/26 - 07/30/26	30	0.00	59,348.49	0.00	59,348.49	59,348.49	0.00	0.00	0.00	59,348.49
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SFL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	166,719.09	0.00	166,719.09	166,719.09	0.00	0.00	0.00	166,719.09
C	07/01/26 - 07/30/26	30	0.00	170,640.29	0.00	170,640.29	170,640.29	0.00	0.00	0.00	170,640.29
D	07/01/26 - 07/30/26	30	13,192,987.08	188,480.32	0.00	188,480.32	188,480.32	0.00	0.00	0.00	13,381,467.40
E	N/A	N/A	3,203,557.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,203,557.56
F	N/A	N/A	1,830,562.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,830,562.56
G	N/A	N/A	3,086,554.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,086,554.06
Totals			21,313,661.26	585,188.19	0.00	585,188.19	585,188.19	0.00	0.00	0.00	21,898,849.45

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	0.00	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	588,941.10	Master Servicing Fee	0.00
Interest Reductions due to Nonrecoverability Determination	(588,941.10)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Trust Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	0.00	Total Fees	0.00

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	0.00
Borrower Option Extension Fees	0.00	Principal Distribution	0.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	0.00
Total Funds Collected	0.00	Total Funds Distributed	0.00
© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	147,813,024.62	147,813,024.62	Beginning Certificate Balance	147,813,024.62
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	147,813,024.62	147,813,024.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	150,943,483.55	150,943,483.55	Ending Certificate Balance	147,813,024.62
Ending Actual Collateral Balance	150,943,483.55	150,943,483.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,836,990.68	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,836,990.68	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or Less	4	127,813,024.62	86.47%	(27)	4.6563	0.349534
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	1	20,000,000.00	13.53%	(28)	4.4400	1.281300
2,000,001 to 3,000,000	1	2,696,954.91	1.82%	(27)	5.0700	0.106100	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	20,000,000.00	13.53%	(28)	4.4400	1.281300	2.76 or Greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	147,813,024.62	100.00%	(28)	4.6270	0.475608
30,000,001 to 50,000,000	2	74,992,434.43	50.73%	(28)	4.5854	0.113015
50,000,001 to 70,000,000	1	50,123,635.28	33.91%	(27)	4.7400	0.716500
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	147,813,024.62	100.00%	(28)	4.6270	0.475608
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Louisiana	1	2,696,954.91	1.82%	(27)	5.0700	0.106100
							Mixed Use	1	6,481,002.16	4.38%	(29)	4.4000	(0.325300)
Maryland	1	20,000,000.00	13.53%	(28)	4.4400	1.281300
							Office	3	64,855,774.40	43.88%	(27)	4.6267	0.676959
New York	2	30,136,660.03	20.39%	(29)	4.4000	(0.325300)
							Retail	3	76,476,248.06	51.74%	(28)	4.6465	0.372724
Texas	2	44,855,774.40	30.35%	(27)	4.7100	0.407500
							Totals	7	147,813,024.62	100.00%	(28)	4.6270	0.475608
Virginia	1	50,123,635.28	33.91%	(27)	4.7400	0.716500

Totals	7	147,813,024.62	100.00%	(28)	4.6270	0.475608

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	50,136,660.03	33.92%	(29)	4.4160	0.315588	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	94,979,409.68	64.26%	(27)	4.7258	0.570569	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	1	2,696,954.91	1.82%	(27)	5.0700	0.106100	49 months or greater	5	147,813,024.62	100.00%	(28)	4.6270	0.475608
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	147,813,024.62	100.00%	(28)	4.6270	0.475608
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	147,813,024.62	100.00%	(28)	4.6270	0.475608
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	147,813,024.62	100.00%	(28)	4.6270	0.475608	Interest Only	1	20,000,000.00	13.53%	(28)	4.4400	1.281300
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	127,813,024.62	86.47%	(27)	4.6563	0.349534
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	147,813,024.62	100.00%	(28)	4.6270	0.475608	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	147,813,024.62	100.00%	(28)	4.6270	0.475608
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	97,676,364.59	66.08%	(27)	4.7353	0.557745			No outstanding loans in this group
	13 months to 24 months	2	50,136,660.03	33.92%	(29)	4.4160	0.315588
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	147,813,024.62	100.00%	(28)	4.6270	0.475608
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	310922835	RT	Herndon	VA	Actual/360	4.740%	0.00	0.00	0.00	N/A	05/01/24	--	50,123,635.28	50,123,635.28	01/01/26
4	780922562	OF	Sugar Land	TX	Actual/360	4.710%	0.00	0.00	0.00	N/A	05/01/24	--	44,855,774.40	44,855,774.40	06/01/26
9	300571076	Various New York		NY	Actual/360	4.400%	0.00	0.00	0.00	N/A	03/06/24	--	30,136,660.03	30,136,660.03	02/06/24
18	310920504	OF	Bethesda	MD	Actual/360	4.440%	0.00	0.00	0.00	N/A	04/01/24	--	20,000,000.00	20,000,000.00	04/01/24
83	416000134	RT	Baton Rouge	LA	Actual/360	5.070%	0.00	0.00	0.00	N/A	05/01/24	--	2,696,954.91	2,696,954.91	09/01/24
Totals							0.00	0.00	0.00				147,813,024.62	147,813,024.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	3,238,706.03	0.00	--	--	04/13/26	32,458,558.10	0.00	0.00	0.00	0.00	0.00
4	1,590,218.15	0.00	--	--	05/11/26	35,292,959.69	2,887,457.40	0.00	0.00	0.00	0.00
9	0.00	(684,254.00)	01/01/24	09/30/24	04/13/26	0.00	0.00	0.00	0.00	0.00	0.00
18	1,536,098.00	350,381.26	01/01/25	03/31/25	12/11/25	10,122,003.92	31,299.56	0.00	0.00	0.00	0.00
83	47,095.88	0.00	--	--	04/13/26	537,186.50	0.00	0.00	0.00	0.00	0.00
Totals	6,412,118.06	(333,872.74)				78,410,708.21	2,918,756.96	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	2	80,260,295.31	3	67,552,729.31	0	0.00	0	0.00	0	0.00	4.627005%	4.347520%	(28)
07/17/26	0	0.00	0	0.00	0	0.00	2	80,260,295.31	3	67,552,729.31	0	0.00	1	10,187,587.98	0	0.00	4.627005%	4.347520%	(27)
06/17/26	0	0.00	0	0.00	0	0.00	3	100,260,295.31	2	60,114,015.65	0	0.00	0	0.00	0	0.00	4.633506%	4.353475%	(26)
05/15/26	0	0.00	0	0.00	0	0.00	2	80,260,295.31	2	60,114,015.65	0	0.00	0	0.00	0	0.00	4.633506%	4.353475%	(25)
04/17/26	0	0.00	0	0.00	0	0.00	2	80,260,295.31	2	60,114,015.65	0	0.00	0	0.00	0	0.00	4.633506%	4.353475%	(24)
03/17/26	0	0.00	0	0.00	0	0.00	2	81,987,896.92	2	60,114,015.65	0	0.00	0	0.00	0	0.00	4.634640%	4.354648%	(22)
02/18/26	0	0.00	0	0.00	0	0.00	1	30,136,660.03	1	57,417,060.74	0	0.00	0	0.00	0	0.00	4.634640%	4.354648%	(21)
01/16/26	0	0.00	0	0.00	0	0.00	1	30,136,660.03	1	57,417,060.74	0	0.00	0	0.00	0	0.00	4.634640%	4.354648%	(20)
12/17/25	0	0.00	0	0.00	0	0.00	1	30,136,660.03	1	57,417,060.74	0	0.00	0	0.00	0	0.00	4.634640%	4.354648%	(19)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	1	57,417,060.74	0	0.00	0	0.00	0	0.00	4.634640%	4.354648%	(18)
10/20/25	0	0.00	0	0.00	0	0.00	1	30,136,660.03	1	57,417,060.74	0	0.00	0	0.00	0	0.00	4.634640%	4.354648%	(17)
09/17/25	0	0.00	0	0.00	0	0.00	2	30,136,660.03	1	57,417,060.74	0	0.00	0	0.00	1	9,913,028.47	4.634640%	4.354648%	(16)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	310922835	01/01/26	6	5	0.00	0.00	0.00	50,376,012.86	01/18/24	13		02/27/26
4	780922562	06/01/26	1	5	0.00	0.00	0.00	47,229,472.76	10/06/20	7			02/07/23
9	300571076	02/06/24	29	5	0.00	0.00	0.00	30,635,460.31	06/15/23	13		11/25/24
18	310920504	04/01/24	27	5	0.00	0.00	23,532.50	20,000,000.00	04/09/24	7			06/29/26
83	416000134	09/01/24	22	5	0.00	0.00	1,111.20	2,702,537.62	08/21/24	2			02/25/26
Totals					0.00	0.00	24,643.70	150,943,483.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		147,813,025	0	0		147,813,025
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	147,813,025	0	0	0	80,260,295	67,552,729
Jul-26	147,813,025	0	0	0	80,260,295	67,552,729
Jun-26	160,374,311	0	0	0	80,260,295	80,114,016
May-26	160,374,311	0	0	0	100,260,295	60,114,016
Apr-26	160,374,311	0	0	0	100,260,295	60,114,016
Mar-26	162,101,913	0	0	0	101,987,897	60,114,016
Feb-26	162,101,913	0	0	0	104,684,852	57,417,061
Jan-26	162,101,913	0	0	0	104,684,852	57,417,061
Dec-25	162,101,913	0	0	0	104,684,852	57,417,061
Nov-25	162,101,913	0	0	0	162,101,913	0
Oct-25	162,101,913	0	0	0	104,684,852	57,417,061
Sep-25	162,101,913	0	0	0	104,684,852	57,417,061
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310922835	50,123,635.28	50,376,012.86	23,900,000.00	03/16/26	2,912,356.51	0.71650	12/31/25	05/01/24	212
4	780922562	44,855,774.40	47,229,472.76	33,600,000.00	02/05/26	1,590,218.15	0.40750	12/31/25	05/01/24	212
9	300571076	30,136,660.03	30,635,460.31	63,800,000.00	04/01/26	(684,254.00)	(0.32530)	09/30/24	03/06/24	212
18	310920504	20,000,000.00	20,000,000.00	11,100,000.00	11/05/25	288,404.26	1.28130	03/31/25	04/01/24	I/O
83	416000134	2,696,954.91	2,702,537.62	2,400,000.00	01/22/26	21,652.90	0.10610	12/31/25	05/01/24	212
Totals		147,813,024.62	150,943,483.55	134,800,000.00		4,128,377.82

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310922835	RT	VA	01/18/24	13

Colliers was appointed as Receiver on 2/27/2026. Property occupancy has remained constant at 99% since the Receiver was appointed. Receiver is currently focused on marketing the Health Club space as the current tenant is on a month-to-

	month basis.

4	780922562	OF	TX	10/06/20	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The property was foreclosed on 2/7/2023. The collateral is now made up of one tower totaling 210k square feet in Sugarland,

Texas and is currently 71.2% occupied as of Q2 2026. Special Servicer signed a lease with Texas Instruments occupying 40,000 square feet. Leasing efforts are ongoing. Tower I was sold in June 2026. Tower II is being listed on the market and

	is expected to close by Q4 202 6

9	300571076	Various	NY	06/15/23	13

Amended receiver order, which reflects the terms of the Settlement Agreement, has been filed and is being considered by the court, with a hearing scheduled for August 5. Property had a blended occupancy of 85.95% and an NOI DSCR of 0.66x

	(annualized) as of Q2 2026.

18	310920504	OF	MD	04/09/24	7

A Receiver was appointed in October 2025 and has been operating the property since that time. A foreclosure sale was held on 6/30/2026 and the Lender was the winning bidder. The property is now REO. The Special Servicer is coordinating

	title transfer and insurance coverage, with deed recordation pending. A property manager has been engaged and a business plan is being developed.

83	416000134	RT	LA	08/21/24	2

The Loan transferred to Special Servicing on 8/21/2024 due to Maturity Default. The foreclosure sale was completed on 2/25/2026. Shoppers Value, the property's existing tenant, executed a 2-year lease extension through December 2027. The

	Special Servicer is exploring disposition and lease-up/renewal strategies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310922835	0.00	4.74000%	0.00	4.74000%	10	07/02/24	07/02/24	--
19	300571072	0.00	5.32000%	0.00	5.32000%	10	11/20/20	12/06/20	12/11/20
32	300571086	0.00	5.19000%	0.00	5.19000%	10	08/17/20	06/06/20	09/11/20
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	05/01/21	05/01/21	05/01/21
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	04/15/21	05/01/21	--
66	300571080	0.00	5.00000%	0.00	5.00000%	10	09/29/21	09/30/21	--
67	300571092	4,032,179.48	5.76700%	4,022,839.15	5.76700%	10	10/15/20	10/15/20	--
69	300571088	3,909,234.84	5.49500%	3,899,515.38	5.49500%	10	06/22/20	07/06/20	07/13/20
Totals		12,339,423.77		12,138,180.47
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	440000357	03/15/24	115,014,685.77	79,000,000.00	36,617,256.61	2,542,887.90	36,617,256.61	34,074,368.71	80,940,317.06	0.00	0.00	80,940,317.06	62.26%
5	440000373	08/16/24	44,233,984.04	73,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6	440000346	09/15/23	39,015,498.12	30,500,000.00	16,431,331.57	3,089,558.42	16,431,331.57	13,341,773.15	25,673,724.97	0.00	1,132,713.66	24,541,011.31	52.21%
10	300571083	05/17/18	4,660,122.30	27,052,622.53	7,726,063.55	1,187,368.67	7,726,063.55	6,538,694.88	0.00	0.00	0.00	0.00	0.00%
24	301840024	09/17/25	9,913,028.47	13,400,000.00	12,534,489.08	1,610,428.56	12,534,489.08	10,924,060.52	0.00	0.00	0.00	0.00	0.00%
33	410918490	01/17/25	4,070,105.70	16,500,000.00	4,622,211.81	406,923.02	4,622,211.81	4,215,288.79	0.00	0.00	0.00	0.00	0.00%
34	410918489	01/17/25	3,478,090.06	12,300,000.00	3,978,210.51	376,054.69	3,978,210.51	3,602,155.82	0.00	0.00	0.00	0.00	0.00%
41	416000133	08/16/19	8,775,058.62	14,800,000.00	9,385,537.13	285,027.20	9,385,537.13	9,100,509.93	0.00	0.00	0.00	0.00	0.00%
65	300571091	07/16/21	4,194,648.02	7,100,000.00	3,368,887.55	138,932.26	3,368,887.55	3,229,955.29	964,692.73	0.00	0.00	964,692.73	19.50%
67	300571092	02/18/21	4,003,371.46	6,700,000.00	3,458,934.80	218,181.04	3,458,934.80	3,240,753.76	762,617.70	0.00	16,620.19	745,997.51	16.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			237,358,592.56	280,552,622.53	98,122,922.61	9,855,361.76	98,122,922.61	88,267,560.85	108,341,352.46	0.00	1,149,333.85	107,192,018.61

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/25	519,434.20	0.00	0.00	0.00	0.00	519,434.20	0.00	0.00	2,333,797.57
		06/17/25	1,364,853.97	0.00	0.00	0.00	0.00	1,364,853.97	0.00	0.00
		02/18/25	126,523.20	0.00	0.00	0.00	0.00	126,523.20	0.00	0.00
		01/17/25	89,751.31	0.00	0.00	0.00	0.00	89,751.31	0.00	0.00
		12/17/24	132,346.43	0.00	0.00	0.00	0.00	132,346.43	0.00	0.00
		11/18/24	100,888.46	0.00	0.00	0.00	0.00	100,888.46	0.00	0.00
		03/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	762,617.70	0.00	0.00	0.00	0.00	0.00	0.00
1	440000357	03/15/24	0.00	0.00	80,940,317.06	0.00	0.00	80,940,317.06	0.00	0.00	80,940,317.06
5	440000373	08/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	440000346	03/17/26	0.00	0.00	24,541,011.31	0.00	0.00	(478,962.62)	0.00	0.00	24,541,011.31
		05/17/24	0.00	0.00	25,019,973.93	0.00	0.00	(653,751.04)	0.00	0.00
		09/15/23	0.00	0.00	25,673,724.97	0.00	0.00	25,673,724.97	0.00	0.00
10	300571083	05/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	301840024	09/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	410918490	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	410918489	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	416000133	08/16/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	300571091	07/16/21	0.00	0.00	964,692.73	0.00	0.00	964,692.73	0.00	0.00	964,692.73
67	300571092	03/17/23	0.00	0.00	745,997.51	0.00	0.00	(16,620.19)	0.00	0.00	745,997.51
		02/18/21	0.00	0.00	762,617.70	0.00	0.00	762,617.70	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			2,333,797.57	762,617.71	107,192,018.61	0.00	0.00	109,525,816.18	0.00	0.00	109,525,816.18

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	204,587.97	0.00	0.00	0.00	0.00
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	181,927.55	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	114,184.46	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	76,466.67	0.00	0.00	0.00	0.00
83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11,774.46	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	588,941.09	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		588,941.09

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Supplemental Notes
None

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